Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$93,997,607.74	0.2227431	$72,045,658.12	0.1707243	$21,951,949.62
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$329,227,607.74	0.2212209	$307,275,658.12	0.2064705	$21,951,949.62

Weighted Avg. Coupon (WAC)	4.08%		4.09%
Weighted Avg. Remaining Maturity (WARM)	30.36		29.54
Pool Receivables Balance	$363,392,034.35		$341,184,663.20
Remaining Number of Receivables	38,760		35,988

Adjusted Pool Balance	$359,881,352.10		$337,929,402.48

III. COLLECTIONS

Principal:
Principal Collections	$21,678,575.34
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$418,254.73
Total Principal Collections	$22,096,830.07

Interest:
Interest Collections	$1,237,814.00
Late Fees & Other Charges	$55,843.00
Interest on Repurchase Principal	$-
Total Interest Collections	$1,293,657.00

Collection Account Interest	$365.24
Reserve Account Interest	$61.75
Servicer Advances	$-

Total Collections	$23,390,914.06

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$23,390,914.06
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,390,914.06

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$302,826.70		$302,826.70	$302,826.70
Collection Account Interest					$365.24
Late Fees & Other Charges					$55,843.00
Total due to Servicer					$359,034.94

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$43,865.55		$43,865.55
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$145,865.55		$145,865.55	$145,865.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$22,810,177.32

7. Regular Principal Distribution Amount:					$21,951,949.62

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$21,951,949.62
Class A-4 Notes				$-
Class A Notes Total:		$21,951,949.62		$21,951,949.62
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$21,951,949.62		$21,951,949.62

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					858,227.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,510,682.25
Beginning Period Amount	$3,510,682.25
Current Period Amortization	$255,421.54
Ending Period Required Amount	$3,255,260.72
Ending Period Amount	$3,255,260.72
Next Distribution Date Amount	$3,015,021.30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	8.52%	9.07%	9.07%

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.13%	35,314	97.60%	$332,998,090.86
30 - 60 Days	1.43%	514	1.84%	$6,284,942.16
61 - 90 Days	0.37%	133	0.46%	$1,577,430.63
91 + Days	0.08%	27	0.10%	$324,199.55
		35,988		$341,184,663.20
Total
Delinquent Receivables 61 + days past due	0.44%	160	0.56%	$1,901,630.18
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.42%	163	0.56%	$2,030,897.80
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	123	0.41%	$1,577,417.08
Three-Month Average Delinquency Ratio	0.39%		0.51%

Repossession in Current Period		36		$494,551.91
Repossession Inventory		88		$344,511.80

Charge-Offs
Gross Principal of Charge-Off for Current Period				$528,795.81
Recoveries				$(418,254.73)
Net Charge-offs for Current Period				$110,541.08

Beginning Pool Balance for Current Period				$363,392,034.35

Net Loss Ratio				0.37%
Net Loss Ratio for 1st Preceding Collection Period				0.38%
Net Loss Ratio for 2nd Preceding Collection Period				0.03%
Three-Month Average Net Loss Ratio for Current Period				0.26%

Cumulative Net Losses for All Periods				$12,109,084.03
Cumulative Net Losses as a % of Initial Pool Balance				0.78%

Principal Balance of Extensions				$1,676,633.37
Number of Extensions				127